Related Party Transactions (Detail Textuals 2) - USD ($)		1 Months Ended		7 Months Ended	12 Months Ended
	Sep. 07, 2018	Sep. 28, 2018	Sep. 17, 2018	Dec. 31, 2018	Dec. 31, 2018	Mar. 31, 2019	Oct. 31, 2018
Related Party Transaction [Line Items]
Convertible note-long term				$ 11,313,770	$ 11,313,770	$ 12,011,784
Common stock financing					10,000,000
Amount received on share issued					$ 7,800,000
Subscription Agreement | Sun Seven Stars Investment Group Limited
Related Party Transaction [Line Items]
Total amount of investment				$ 1,100,000
Subscription Agreement | Hooxi
Related Party Transaction [Line Items]
Amount received on share issued		$ 2,000,000
Number of common shares to be purchased pursuant to agreement		1,173,333
Payments to acquire common shares		$ 2,000,000
Share purchase agreements with SSSIG | Hooxi
Related Party Transaction [Line Items]
Number of common shares received at fair market value in consideration for the company's common stock of equivalent value			8,583,034
Number of additional common shares received as award of performance shares			3,240,433
Bruno Wu ("Mr.Wu") | Share Purchase & Option Agreement | Hooxi
Related Party Transaction [Line Items]
Common stock financing	$ 15,500,000
Percentage of ownership interest acquired	50.00%
Fintalk | Bruno Wu ("Mr.Wu") | Purchase and Assumption Agreement (the "SSIL Agreement") | Sun Seven Stars Investment Group Limited
Related Party Transaction [Line Items]
Convertible note-long term	$ 1,000,000
Common stock fair market value	6,000,000
Purchase price	$ 7,000,000
Prepaid Expense							$ 1,000,000